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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173
713 626 1919
www.invesco.com
July 27, 2012
VIA Edgar
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectus relating to the Class A, Class B, Class C and Class Y shares of Invesco Technology Sector Fund and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Technology Sector Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund, as applicable, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 76 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 76 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission July 27, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 684-6724.
Very truly yours,
/s/ Elisa Mitchell
Elisa Mitchell
Assistant General Counsel